Fees Summary	Jun. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,569,000
Previously Paid Amount	0.00
Total Fee Amount	393.31
Total Offset Amount	0.00
Net Fee	393.31
Narrative - Max Aggregate Offering Price	$ 2,569,000
Final Prospectus	true